Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ProFunds
Entity Central Index Key	0001039803
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000011076
Shareholder Report [Line Items]
Fund Name	Government Money Market ProFund
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/mutual-funds/government-money-market. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/mutual-funds/government-money-market
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	2.21%	4.49%	1.60%	0.96%

AssetsNet	$ 172,722,161
Holdings Count | Holding	1
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$172,722,161
Number of Holdings	1
* Not annualized for periods less than one year.
Holdings [Text Block]

Market ExposureFootnote Reference

Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio	101%
Total	101%
Footnote	Description
Footnote	"Market Exposure" includes the value of total investments including any instruments used for cash management.

C000011077
Shareholder Report [Line Items]
Fund Name	Government Money Market ProFund
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/mutual-funds/government-money-market. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/mutual-funds/government-money-market
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$99	1.98%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.98%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	1.71%	3.45%	1.10%	0.60%

AssetsNet	$ 172,722,161
Holdings Count | Holding	1
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$172,722,161
Number of Holdings	1
* Not annualized for periods less than one year.
Holdings [Text Block]

Market ExposureFootnote Reference

Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio	101%
Total	101%
Footnote	Description
Footnote	"Market Exposure" includes the value of total investments including any instruments used for cash management.

C000226848
Shareholder Report [Line Items]
Fund Name	ProFund Access VP High Yield
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund Access VP High Yield	$84	1.68%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	2.18%	8.47%	1.41%	2.91%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Markit iBoxx $ Liquid High Yield Index	2.24	10.05	3.25	3.72

AssetsNet	$ 15,089,876
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	600.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$15,089,876
Number of Holdings**	7
Portfolio Turnover*	600%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	15%
U.S. Treasury Obligations	48%
Credit Default Swap Agreements	77%
Total	140%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The ProFund Access VP High Yield primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

C000011079
Shareholder Report [Line Items]
Fund Name	ProFund VP Asia 30
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Asia 30	$85	1.68%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	3.55%	6.48%	(0.32)%	0.73%
S&P Global 1200 Index	12.49	20.61	12.21	9.71
Profunds Asia 30 Index®	1.75	4.70	(0.79)	0.37
MSCI AC Asia Pacific Free Excluding Japan Index	8.48	13.05	3.94	4.08

AssetsNet	$ 16,348,030
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,348,030
Number of Holdings**	36
Portfolio Turnover*	62%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	98%
Total	98%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	11.9%
HDFC Bank, Ltd.	6.6%
BHP Group, Ltd.	5.8%
ICICI Bank, Ltd.	5.3%
Alibaba Group Holding, Ltd.	4.9%

C000011091
Shareholder Report [Line Items]
Fund Name	ProFund VP Banks
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Banks	$84	1.68%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	1.70%	31.36%	3.73%	5.92%
S&P Total Market Index	13.61	23.20	14.04	12.08
S&P Banks Select Industry Index	2.42	33.44	4.57	6.08
S&P 500® Index	15.29	24.56	15.05	12.86

AssetsNet	$ 3,800,572
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,800,572
Number of Holdings**	92
Portfolio Turnover*	89%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	1%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
The Bancorp, Inc.	1.2%
First Horizon Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Webster Financial Corp.	1.2%
Synovus Financial Corp.	1.2%

C000011086
Shareholder Report [Line Items]
Fund Name	ProFund VP Bear
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bear	$80	1.68%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	(9.63)%	(13.07)%	(14.56)%	(12.81)%
S&P 500® Index	15.29	24.56	15.05	12.86

AssetsNet	$ 1,670,543
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,670,543
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(83)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

C000011092
Shareholder Report [Line Items]
Fund Name	ProFund VP Biotechnology
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Biotechnology	$84	1.66%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.66%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	3.35%	10.48%	9.19%	6.95%
S&P Total Market Index	13.61	23.20	14.04	12.08
S&P Biotechnology Select Industry Index	3.95	11.93	1.28	6.28
S&P 500® Index	15.29	24.56	15.05	12.86

AssetsNet	$ 42,246,686
Holdings Count | Holding	142
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$42,246,686
Number of Holdings**	142
Portfolio Turnover*	64%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Sarepta Therapeutics, Inc.	3.3%
United Therapeutics Corp.	2.9%
Alnylam Pharmaceuticals, Inc.	2.8%
Gilead Sciences, Inc.	2.8%
Amgen, Inc.	2.8%

C000011088
Shareholder Report [Line Items]
Fund Name	ProFund VP Bull
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bull	$89	1.68%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	14.22%	22.10%	12.80%	10.66%
S&P 500® Index	15.29	24.56	15.05	12.86

AssetsNet	$ 60,298,843
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$60,298,843
Number of Holdings**	510
Portfolio Turnover*	55%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	87%
Futures Contracts	3%
Swap Agreements	10%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	6.3%
NVIDIA Corp.	5.7%
Apple, Inc.	5.7%
Alphabet, Inc.	3.7%
Amazon.com, Inc.	3.3%

C000011107
Shareholder Report [Line Items]
Fund Name	ProFund VP Communication Services
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Communication Services	$91	1.68%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	17.72%	31.11%	8.81%	5.49%
S&P Total Market Index	13.61	23.20	14.04	12.08
S&P Communication Services Select Sector Index	18.58	33.05	12.82	12.27
S&P 500® Index	15.29	24.56	15.05	12.86

AssetsNet	$ 10,385,266
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,385,266
Number of Holdings**	28
Portfolio Turnover*	78%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	2%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	22.6%
Meta Platforms, Inc.	21.9%
AT&T, Inc.	4.6%
Comcast Corp.	4.5%
Verizon Communications, Inc.	4.5%

C000011094
Shareholder Report [Line Items]
Fund Name	ProFund VP Consumer Discretionary
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Discretionary	$84	1.68%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	1.56%	6.43%	6.17%	8.86%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P Consumer Discretionary Select Sector Index	2.44	8.29	9.95	12.01

AssetsNet	$ 24,910,654
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,910,654
Number of Holdings**	58
Portfolio Turnover*	23%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	23.2%
Tesla, Inc.	14.7%
The Home Depot, Inc.	9.1%
McDonald's Corp.	4.3%
Booking Holdings, Inc.	3.7%

C000011095
Shareholder Report [Line Items]
Fund Name	ProFund VP Consumer Staples
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Staples	$87	1.68%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	7.10%	4.59%	7.71%	6.41%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P Consumer Staples Select Sector Index	8.01	6.40	8.66	8.55

AssetsNet	$ 10,615,038
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	246.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,615,038
Number of Holdings**	44
Portfolio Turnover*	246%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	2%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	14.3%
Costco Wholesale Corp.	13.9%
Walmart, Inc.	10.6%
The Coca-Cola Co.	9.1%
PepsiCo, Inc.	4.4%

C000032805
Shareholder Report [Line Items]
Fund Name	ProFund VP Dow 30
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Dow 30	$81	1.61%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.61%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	3.52%	13.36%	7.70%	8.27%
S&P 500® Index	15.29	24.56	15.05	12.86
Dow Jones Industrial Average®	4.79	16.02	10.33	11.30

AssetsNet	$ 390,278
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$390,278
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

C000024086
Shareholder Report [Line Items]
Fund Name	ProFund VP Emerging Markets
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Emerging Markets	$86	1.68%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	5.77%	13.32%	3.69%	2.35%
S&P Global 1200 Index	12.49	20.61	12.21	9.71
S&P® Emerging 50 ADR Index (USD)	6.51	14.93	5.14	3.89

AssetsNet	$ 24,503,134
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,503,134
Number of Holdings**	56
Portfolio Turnover*	164%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	19%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	16.6%
Alibaba Group Holding, Ltd.	7.6%
HDFC Bank, Ltd.	6.8%
PDD Holdings, Inc.	5.4%
Infosys, Ltd.	3.9%

C000011096
Shareholder Report [Line Items]
Fund Name	ProFund VP Energy
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Energy	$88	1.68%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	9.65%	14.27%	10.56%	0.68%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P Energy Select Sector Index	10.58	16.26	13.05	3.16

AssetsNet	$ 44,643,050
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$44,643,050
Number of Holdings**	28
Portfolio Turnover*	135%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	22.9%
Chevron Corp.	17.5%
EOG Resources, Inc.	4.7%
Schlumberger N.V.	4.7%
ConocoPhillips	4.4%

C000011080
Shareholder Report [Line Items]
Fund Name	ProFund VP Europe 30
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Europe 30	$86	1.68%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	5.33%	14.57%	5.93%	2.85%
S&P Global 1200 Index	12.49	20.61	12.21	9.71
ProFunds Europe 30 Index®	3.66	12.01	4.63	1.12
STOXX Europe 50® Index	8.60	13.25	8.73	4.64

AssetsNet	$ 14,799,408
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,799,408
Number of Holdings**	30
Portfolio Turnover*	50%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
ASML Holding N.V.	7.2%
SAP SE	6.9%
Shell PLC	6.3%
Sanofi S.A.	4.1%
HSBC Holdings PLC	4.1%

C000012425
Shareholder Report [Line Items]
Fund Name	ProFund VP Falling U.S. Dollar
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Falling U.S. Dollar	$82	1.68%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	(3.48)%	(1.19)%	(2.87)%	(4.28)%
S&P 500® Index	15.29	24.56	15.05	12.86
ICE® U.S. Dollar Index	4.48	2.88	1.80	2.87

AssetsNet	$ 447,325
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$447,325
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, forward contracts, repurchase agreements and U.S.Government securities.

C000011097
Shareholder Report [Line Items]
Fund Name	ProFund VP Financials
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Financials	$87	1.68%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	9.28%	22.08%	8.22%	8.68%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P Financial Select Sector Index	10.17	24.21	10.58	10.58

AssetsNet	$ 29,200,026
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$29,200,026
Number of Holdings**	78
Portfolio Turnover*	9%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	3%
Total	101%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	12.7%
JPMorgan Chase & Co.	10.0%
Visa, Inc.	7.1%
Mastercard, Inc.	6.2%
Bank of America Corp.	4.7%

C000011112
Shareholder Report [Line Items]
Fund Name	ProFund VP Government Money Market
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Government Money Market	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Fund NAV	2.21%	4.50%	1.53%	0.86%

AssetsNet	$ 30,545,323
Holdings Count | Holding	13
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$30,545,323
Number of Holdings	13
* Not annualized for periods less than one year.
Holdings [Text Block]

Market ExposureFootnote Reference

Investment Type	% of Net Assets
U.S. Treasury Obligations	46%
Repurchase Agreements	55%
Total	101%
Footnote	Description
Footnote	"Market Exposure" includes the value of total investments including any instruments used for cash management.

C000011098
Shareholder Report [Line Items]
Fund Name	ProFund VP Health Care
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Health Care	$86	1.68%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	6.91%	9.81%	9.27%	9.18%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P Health Care Select Sector Index	7.81	11.68	11.53	11.06

AssetsNet	$ 37,673,668
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$37,673,668
Number of Holdings**	69
Portfolio Turnover*	29%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Eli Lilly & Co.	13.3%
UnitedHealth Group, Inc.	8.6%
Johnson & Johnson	6.5%
Merck & Co., Inc.	5.8%
AbbVie, Inc.	5.6%

C000011100
Shareholder Report [Line Items]
Fund Name	ProFund VP Industrials
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Industrials	$86	1.68%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	6.86%	13.62%	8.58%	8.79%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P Industrials Select Sector Index	7.75	15.53	11.52	10.66

AssetsNet	$ 16,505,479
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,505,479
Number of Holdings**	84
Portfolio Turnover*	22%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	4.6%
Caterpillar, Inc.	4.3%
Uber Technologies, Inc.	4.0%
Honeywell International, Inc.	3.7%
Union Pacific Corp.	3.6%

C000024087
Shareholder Report [Line Items]
Fund Name	ProFund VP International
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP International	$85	1.68%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	4.35%	8.79%	3.98%	1.83%
MSCI EAFE Index	5.34	11.54	6.46	4.33

AssetsNet	$ 10,420,266
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,420,266
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

C000011101
Shareholder Report [Line Items]
Fund Name	ProFund VP Internet
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Internet	$87	1.68%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	9.17%	24.20%	6.15%	11.84%
S&P 500® Index	15.29	24.56	15.05	12.86
Dow Jones Internet Composite Index	10.08	26.26	7.91	13.74

AssetsNet	$ 12,841,601
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,841,601
Number of Holdings**	47
Portfolio Turnover*	49%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	9.8%
Alphabet, Inc.	9.3%
Meta Platforms, Inc.	9.2%
Netflix, Inc.	6.3%
Salesforce, Inc.	5.0%

C000011081
Shareholder Report [Line Items]
Fund Name	ProFund VP Japan
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Japan	$93	1.68%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	21.89%	23.85%	14.54%	10.33%
S&P Global 1200 Index	12.49	20.61	12.21	9.71
Nikkei 225 Stock Average - Yen	19.34	21.48	15.45	12.21
Nikkei 225 Stock Average - USD	4.59	9.15	6.56	7.14

AssetsNet	$ 14,175,299
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,175,299
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	98%
Swap Agreements	1%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

C000011114
Shareholder Report [Line Items]
Fund Name	ProFund VP Large-Cap Growth
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Growth	$93	1.68%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	22.48%	30.25%	14.83%	12.97%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P 500® Growth Index	23.56	32.52	16.87	14.97

AssetsNet	$ 32,760,758
Holdings Count | Holding	238
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$32,760,758
Number of Holdings**	238
Portfolio Turnover*	75%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	12.6%
NVIDIA Corp.	11.5%
Apple, Inc.	11.5%
Alphabet, Inc.	7.4%
Amazon.com, Inc.	6.7%

C000011113
Shareholder Report [Line Items]
Fund Name	ProFund VP Large-Cap Value
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Value	$86	1.68%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	4.91%	13.32%	10.08%	8.07%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P 500® Value Index	5.79	15.29	11.89	9.89

AssetsNet	$ 15,256,416
Holdings Count | Holding	446
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$15,256,416
Number of Holdings**	446
Portfolio Turnover*	32%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.8%
JPMorgan Chase & Co.	3.0%
Exxon Mobil Corp.	2.7%
Johnson & Johnson	1.8%
UnitedHealth Group, Inc.	1.5%

C000011093
Shareholder Report [Line Items]
Fund Name	ProFund VP Materials
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Materials	$85	1.68%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	3.29%	6.96%	9.87%	5.90%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P Materials Select Sector Index	4.14	8.79	10.86	8.18

AssetsNet	$ 14,580,155
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,580,155
Number of Holdings**	34
Portfolio Turnover*	26%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	21.1%
Freeport-McMoRan, Inc.	7.0%
The Sherwin-Williams Co.	7.0%
Ecolab, Inc.	6.1%
Air Products and Chemicals, Inc.	5.8%

C000012418
Shareholder Report [Line Items]
Fund Name	ProFund VP Mid-Cap
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap	$86	1.68%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	4.91%	10.96%	7.78%	6.74%
S&P Composite 1500® Index	14.35	23.52	14.59	12.50
S&P MidCap 400®	6.17	13.57	10.27	9.14

AssetsNet	$ 11,154,614
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,154,614
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	13%
Swap Agreements	87%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

C000011116
Shareholder Report [Line Items]
Fund Name	ProFund VP Mid-Cap Growth
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Growth	$88	1.68%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	10.75%	16.87%	8.69%	7.92%
S&P Composite 1500® Index	14.35	23.52	14.59	12.50
S&P MidCap 400® Growth Index	11.70	18.82	10.49	9.71

AssetsNet	$ 14,688,801
Holdings Count | Holding	257
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,688,801
Number of Holdings**	257
Portfolio Turnover*	96%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Pure Storage, Inc.	1.4%
Carlisle Cos., Inc.	1.4%
Williams-Sonoma, Inc.	1.3%
EMCOR Group, Inc.	1.2%
Lennox International, Inc.	1.2%

C000011115
Shareholder Report [Line Items]
Fund Name	ProFund VP Mid-Cap Value
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Value	$83	1.68%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	(0.33)%	6.34%	7.82%	6.44%
S&P Composite 1500® Index	14.35	23.52	14.59	12.50
S&P MidCap 400® Value Index	0.45	8.17	9.54	8.18

AssetsNet	$ 10,659,882
Holdings Count | Holding	300
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,659,882
Number of Holdings**	300
Portfolio Turnover*	36%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Illumina, Inc.	1.3%
Reinsurance Group of America, Inc.	1.1%
Tenet Healthcare Corp.	1.0%
Fidelity National Financial, Inc.	1.0%
WP Carey, Inc.	1.0%

C000011110
Shareholder Report [Line Items]
Fund Name	ProFund VP Nasdaq-100
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Nasdaq-100	$90	1.68%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	16.36%	28.26%	19.22%	16.50%
Nasdaq-100® Index	17.47	30.77	21.77	18.92

AssetsNet	$ 169,071,434
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$169,071,434
Number of Holdings**	108
Portfolio Turnover*	2%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	68%
Futures Contracts	11%
Swap Agreements	22%
Total	101%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	5.9%
Apple, Inc.	5.7%
NVIDIA Corp.	5.4%
Alphabet, Inc.	3.7%
Amazon.com, Inc.	3.5%

C000011102
Shareholder Report [Line Items]
Fund Name	ProFund VP Pharmaceuticals
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Pharmaceuticals	$82	1.68%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	(4.17)%	(2.87)%	2.48%	3.04%
S&P Total Market Index	13.61	23.20	14.04	12.08
S&P Pharmaceuticals Select Industry Index	(3.49)	(1.52)	1.11	(0.62)
S&P 500® Index	15.29	24.56	15.05	12.86

AssetsNet	$ 9,394,674
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,394,674
Number of Holdings**	49
Portfolio Turnover*	65%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	2%
Total	101%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Axsome Therapeutics, Inc.	4.2%
Viatris, Inc.	4.0%
Eli Lilly & Co.	4.0%
Zoetis, Inc.	3.9%
Pfizer, Inc.	3.9%

C000011103
Shareholder Report [Line Items]
Fund Name	ProFund VP Precious Metals
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Precious Metals	$87	1.68%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	7.11%	9.44%	5.71%	0.18%
S&P 500® Index	15.29	24.56	15.05	12.86
Dow Jones Precious Metals Index	8.56	12.41	8.49	2.79

AssetsNet	$ 30,234,128
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,234,128
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

C000011104
Shareholder Report [Line Items]
Fund Name	ProFund VP Real Estate
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Real Estate	$82	1.68%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	(3.16)%	3.88%	1.45%	4.05%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P Real Estate Select Sector Index	(2.45)	5.60	4.42	7.02

AssetsNet	$ 6,128,523
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,128,523
Number of Holdings**	38
Portfolio Turnover*	28%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Prologis, Inc.	10.4%
American Tower Corp.	9.1%
Equinix, Inc.	7.2%
Welltower, Inc.	6.2%
Simon Property Group, Inc.	4.9%

C000011111
Shareholder Report [Line Items]
Fund Name	ProFund VP Rising Rates Opportunity
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Rising Rates Opportunity	$88	1.66%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.66%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	12.27%	17.63%	4.58%	(2.46)%
ICE U.S. Treasury Core Bond Index	(0.73)	1.53	(0.65)	0.91
S&P U.S. Treasury Bond Current 30-Year Total Return Index	(6.20)	(7.70)	(5.60)	(0.02)

AssetsNet	$ 8,674,103
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,674,103
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total	(124)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

C000011105
Shareholder Report [Line Items]
Fund Name	ProFund VP Semiconductor
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Semiconductor	$111	1.68%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	66.82%	94.65%	40.05%	27.13%
S&P 500® Index	15.29	24.56	15.05	12.86
Dow Jones U.S. Semiconductors Index	68.39	98.17	42.46	29.39

AssetsNet	$ 93,221,257
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$93,221,257
Number of Holdings**	40
Portfolio Turnover*	118%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	45%
Swap Agreements	55%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	24.0%
Broadcom, Inc.	5.5%
Advanced Micro Devices, Inc.	2.1%
QUALCOMM, Inc.	1.8%
Applied Materials, Inc.	1.5%

C000033012
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Dow 30
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Dow 30	$83	1.67%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.67%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	(0.86)%	(7.06)%	(10.75)%	(11.63)%
S&P 500® Index	15.29	24.56	15.05	12.86
Dow Jones Industrial Average®	4.79	16.02	10.33	11.30

AssetsNet	$ 6,250
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,250
Number of Holdings**	3
Portfolio Turnover*	-%
* Not annualized for periods less than one year. ** No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

C000024064
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Emerging Markets
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Emerging Markets	$82	1.68%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	(3.47)%	(8.88)%	(9.69)%	(8.14)%
S&P Global 1200 Index	12.49	20.61	12.21	9.71
S&P® Emerging 50 ADR Index (USD)	6.51	14.93	5.14	3.89

AssetsNet	$ 527,606
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$527,606
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

C000024065
Shareholder Report [Line Items]
Fund Name	ProFund VP Short International
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short International	$83	1.68%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	(1.81)%	(3.78)%	(7.77)%	(6.11)%
MSCI EAFE Index	5.34	11.54	6.46	4.33

AssetsNet	$ 798,387
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$798,387
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

C000011087
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Mid-Cap
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Mid-Cap	$82	1.68%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	(2.52)%	(5.96)%	(12.85)%	(11.29)%
S&P Composite 1500® Index	14.35	23.52	14.59	12.50
S&P MidCap 400®	6.17	13.57	10.27	9.14

AssetsNet	$ 75,493
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$75,493
Number of Holdings**	6
Portfolio Turnover*	-%
* Not annualized for periods less than one year. ** No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total	(99)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

C000011090
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Nasdaq-100
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Nasdaq-100	$79	1.68%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	(11.91)%	(18.48)%	(21.31)%	(18.81)%
Nasdaq-100® Index	17.47	30.77	21.77	18.92

AssetsNet	$ 2,551,293
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,551,293
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(16)%
Swap Agreements	(84)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The ProFund VP Short Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

C000011089
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Small-Cap
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Small-Cap	$84	1.68%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	0.89%	(4.46)%	(11.55)%	(10.63)%
Russell 3000® Index	13.56	23.13	14.14	12.15
Russell 2000® Index	1.73	10.06	6.94	7.00

AssetsNet	$ 3,639,563
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,639,563
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(6)%
Swap Agreements	(94)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

C000011099
Shareholder Report [Line Items]
Fund Name	ProFund VP Small-Cap
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap	$84	1.68%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	0.79%	8.07%	4.96%	5.01%
Russell 3000® Index	13.56	23.13	14.14	12.15
Russell 2000® Index	1.73	10.06	6.94	7.00

AssetsNet	$ 7,227,359
Holdings Count | Holding	1,995
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,227,359
Number of Holdings**	1,995
Portfolio Turnover*	10%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	85%
Futures Contracts	6%
Swap Agreements	9%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Insmed, Inc.	0.4%
FTAI Aviation, Ltd.	0.4%
Abercrombie & Fitch Co.	0.3%
Fabrinet	0.3%
Sprouts Farmers Market, Inc.	0.3%

C000011078
Shareholder Report [Line Items]
Fund Name	ProFund VP Small-Cap Growth
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Growth	$85	1.68%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	2.48%	11.13%	6.52%	7.30%
S&P Composite 1500® Index	14.35	23.52	14.59	12.50
S&P Small Cap 600® Growth Index	3.30	13.03	8.34	9.11

AssetsNet	$ 15,633,322
Holdings Count | Holding	353
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$15,633,322
Number of Holdings**	353
Portfolio Turnover*	25%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Abercrombie & Fitch Co.	1.5%
Fabrinet	1.5%
The Ensign Group, Inc.	1.2%
SPS Commerce, Inc.	1.2%
ATI, Inc.	1.1%

C000011117
Shareholder Report [Line Items]
Fund Name	ProFund VP Small-Cap Value
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Value	$81	1.68%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	(5.44)%	2.52%	5.70%	5.39%
S&P Composite 1500® Index	14.35	23.52	14.59	12.50
S&P Small Cap 600® Value Index	(4.72)	4.20	7.42	7.18

AssetsNet	$ 14,623,374
Holdings Count | Holding	467
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,623,374
Number of Holdings**	467
Portfolio Turnover*	20%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Comerica, Inc.	1.1%
Robert Half, Inc.	1.1%
Organon & Co.	0.9%
Lincoln National Corp.	0.9%
Mr. Cooper Group, Inc.	0.9%

C000011106
Shareholder Report [Line Items]
Fund Name	ProFund VP Technology
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Technology	$89	1.65%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.65%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	17.06%	29.06%	22.19%	18.64%
S&P Total Market Index	13.61	23.20	14.04	12.08
S&P Technology Select Sector Index	18.01	31.20	25.03	21.17
S&P 500® Index	15.29	24.56	15.05	12.86

AssetsNet	$ 62,722,835
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$62,722,835
Number of Holdings**	73
Portfolio Turnover*	25%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	21.7%
NVIDIA Corp.	19.9%
Apple, Inc.	4.4%
Broadcom, Inc.	4.1%
Advanced Micro Devices, Inc.	2.6%

C000011109
Shareholder Report [Line Items]
Fund Name	ProFund VP U.S. Government Plus
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP U.S. Government Plus	$66	1.38%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.38%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	(9.07)%	(12.28)%	(9.19)%	(2.18)%
ICE U.S. Treasury Core Bond Index	(0.73)	1.53	(0.65)	0.91
S&P U.S. Treasury Bond Current 30-Year Total Return Index	(6.20)	(7.70)	(5.60)	(0.02)

AssetsNet	$ 6,353,516
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	203.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,353,516
Number of Holdings**	7
Portfolio Turnover*	203%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	79%
U.S. Treasury Obligations	45%
Total	124%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

C000011082
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraBull
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraBull	$95	1.68%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	26.99%	41.46%	20.39%	17.77%
S&P 500® Index	15.29	24.56	15.05	12.86

AssetsNet	$ 17,784,044
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,784,044
Number of Holdings**	510
Portfolio Turnover*	32%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	77%
Futures Contracts	11%
Swap Agreements	112%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	5.6%
NVIDIA Corp.	5.1%
Apple, Inc.	5.1%
Alphabet, Inc.	3.3%
Amazon.com, Inc.	3.0%

C000011083
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraMid-Cap
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraMid-Cap	$87	1.68%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	7.40%	16.69%	8.69%	9.37%
S&P Composite 1500® Index	14.35	23.52	14.59	12.50
S&P MidCap 400®	6.17	13.57	10.27	9.14

AssetsNet	$ 10,805,864
Holdings Count | Holding	407
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,805,864
Number of Holdings**	407
Portfolio Turnover*	16%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	71%
Futures Contracts	11%
Swap Agreements	118%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Pure Storage, Inc.	0.5%
Carlisle Cos., Inc.	0.5%
Williams-Sonoma, Inc.	0.5%
Lennox International, Inc.	0.5%
EMCOR Group, Inc.	0.5%

C000011085
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraNasdaq-100
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraNasdaq-100	$97	1.68%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	31.04%	54.04%	31.67%	28.87%
Nasdaq-100® Index	17.47	30.77	21.77	18.92

AssetsNet	$ 236,748,256
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$236,748,256
Number of Holdings**	108
Portfolio Turnover*	6%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	69%
Futures Contracts	11%
Swap Agreements	120%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	6.0%
Apple, Inc.	5.8%
NVIDIA Corp.	5.5%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.6%

C000032809
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraShort Dow 30
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Dow 30	$68	1.40%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	(4.15)%	(17.56)%	(24.37)%	(24.68)%
S&P 500® Index	15.29	24.56	15.05	12.86
Dow Jones Industrial Average®	4.79	16.02	10.33	11.30

AssetsNet	$ 3,135
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,135
Number of Holdings**	1
Portfolio Turnover*	-%
* Not annualized for periods less than one year. ** No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total	(199)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

C000012429
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraShort Nasdaq-100
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Nasdaq-100	$73	1.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	(24.94)%	(37.98)%	(42.76)%	(37.53)%
Nasdaq-100® Index	17.47	30.77	21.77	18.92

AssetsNet	$ 1,604,930
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,604,930
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The ProFund VP UltraShort Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

C000011084
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraSmall-Cap
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraSmall-Cap	$83	1.68%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	(1.94)%	8.51%	1.63%	4.83%
Russell 3000® Index	13.56	23.13	14.14	12.15
Russell 2000® Index	1.73	10.06	6.94	7.00

AssetsNet	$ 12,898,659
Holdings Count | Holding	1,996
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,898,659
Number of Holdings**	1,996
Portfolio Turnover*	20%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	73%
Futures Contracts	14%
Swap Agreements	113%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Insmed, Inc.	0.3%
FTAI Aviation, Ltd.	0.3%
Abercrombie & Fitch Co.	0.3%
Fabrinet	0.3%
Sprouts Farmers Market, Inc.	0.2%

C000011108
Shareholder Report [Line Items]
Fund Name	ProFund VP Utilities
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Utilities	$87	1.68%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]
	6 months	1 Year	5 years	10 years
Fund NAV	8.51%	6.01%	3.81%	6.07%
S&P Total Market Index	13.61	23.20	14.04	12.08
S&P Utilities Select Sector Index	9.44	7.82	6.12	8.05
S&P 500® Index	15.29	24.56	15.05	12.86

AssetsNet	$ 28,892,247
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,892,247
Number of Holdings**	37
Portfolio Turnover*	54%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	2%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	13.7%
The Southern Co.	8.0%
Duke Energy Corp.	7.3%
Constellation Energy Corp.	5.9%
Sempra	4.5%